SCHEDULE OF LOANS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Carrying Value	$ 1,686	$ 85,058
CEBA [member]
IfrsStatementLineItems [Line Items]
Total Carrying Value		40,000
Start Date	May 19, 2020
Maturity Date	Mar. 28, 2024
Rate	0.00%
CEBA loan [member]
IfrsStatementLineItems [Line Items]
Total Carrying Value		40,000
Start Date	Apr. 23, 2021
Maturity Date	Mar. 28, 2024
Rate	0.00%
Vehicle loan [member]
IfrsStatementLineItems [Line Items]
Total Carrying Value	$ 1,686	$ 5,058
Start Date	Aug. 30, 2019
Maturity Date	Sep. 11, 2024
Rate	6.99%